Annual Total Returns[BarChart] - Falling US Dollar ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(2.80%)	(2.50%)	(1.04%)	(2.02%)	(12.74%)	(10.43%)	(6.02%)	7.88%	(6.17%)	(2.59%)